Earnings per Share (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Net profit for the year attributable to owners of the Company	¥ 109,126	¥ 186,886	¥ 114,940
Net profit used for calculation of earnings per share	¥ 109,126	¥ 186,886	¥ 114,940
Weighted-average number of ordinary shares outstanding during the year (in shares)	961,477	780,812	781,096
Dilutive effect (in shares)	5,420	5,895	4,792
Weighted-average number of ordinary shares outstanding during the year (in shares)	966,897	786,707	785,888
Basic (in jpy per share)	¥ 113.50	¥ 239.35	¥ 147.15
Diluted (in jpy per share)	¥ 112.86	¥ 237.56	¥ 146.26
Anti-dilutive shares (in shares)	814	0	901